SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2017
SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION [Abstract]
SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION
NOTE 14:	SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION

a.	Summary information about segments:

ASC 280, Segment Reporting, establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker is its Chief Executive Officer.

As part of the Company decision to switch from one technology segment, the e-government, into 3 separate technologies segments or Strategic business units; e-Gov, IoT, and Cyber Security, the Company acquired during 2016, 4 different companies with various technologies and customers base which enrich and strengthen the capacities and offering of each of the 3 segments:

e-Gov: Through the Company proprietary e-Government platforms and innovative solutions for traditional and biometrics enrollment, personalization, issuance and border control services, the Company have helped governments and national agencies design and issue secured multi-identification, or Multi-ID, documents and robust digital identity solutions to their citizens, visitors and Lands.

IoT: The Company’s IoT products and solutions reliably identify, track and monitor people or objects in real time, enabling the customers to detect unauthorized movement of people, vehicles and other monitored objects. The Company provides all-in-one field-proven IoT suite, accompanied with services specifically tailored to meet the requirements of an IoT solutions. The Company’s proprietary IoT suite of hybrid hardware, connectivity and software components are the foundation of these solutions and services.

Cyber Security: The Company operates in the fields of cutting edge endpoint data protection guarding against corporate data loss and theft through content discovery and inspection, encryption methodologies, and comprehensive device and port control and cyber security services.

During 2016, the Company went through a restructuring and merger process, and decided to report the following transitional operation segments: Government, Connectivity and Cyber Security.

In 2017, the Company completed its merger optimization process and now reports the following segments:

(a) Cyber security, (b) IoT and (c) e-Gov.

As a result, all prior period information has been recast to reflect the new segment composition.

	Year ended December 31, 2017

	Cyber Security	IoT	e-Gov	Total

Revenues	3,768	11,264	18,232	33,264

Operating Loss	(734)	(2,911)	(2,871)	(6,516)

Goodwill	1,075	2,229	3,722	7,026

Total property and Equipment, net	110	623	485	1,218

	Year ended December 31, 2016

	Cyber Security	IoT	e-Gov	Total

Revenues	2,172	10,833	7,020	20,025

Operating Income (loss)	(590)	597	(11,606)	(11,599)

Goodwill	1,075	2,229	3,722	7,026

Total property and Equipment, net	127	727	784	1,638

	Year ended December 31, 2015

	Cyber Security	IoT	e-Gov	Total

Revenues	591	345	27,404	28,340

Operating Income (loss)	89	(655)	2,059	1,493

Goodwill	966	-	3,722	4,688

Total property and Equipment, net	22	327	539	888

Following is a reconciliation of the operating income (loss) of the reportable segments to the data included in the statements of operations:

	Year ended December 31,
	2017	2016	2015
Operating income (loss)
Total operating income (loss) of reportable segments	(6,516)	(11,599)	1,493
Financial expenses, net	(538)	(303)	(277)
Income (loss) before income taxes	(7,054)	(11,902)	1,216

b.	Summary information about geographic areas:

The following is a summary of revenues from external customers of the continued operations within geographic areas and data regarding property and equipment, net:

	Year ended December 31,
	2017		2016		2015
	Total	Property and	Total	Property and	Total	Property and
	Revenues	Equipment, net	revenues	Equipment, net	revenues	Equipment, net
	$	$	$	$	$	$
Africa	9,713	-	5,681	-	25,204	-
European countries	2,482	-	1,211	-	1,325	-
South America	8,778	-	1,803	-	1,420	-
United States	9,921	107	9,888	122	121	14
Israel	1,309	1,111	724	1,516	161	874
APAC	1,034	-	675	-	-
Other	27	-	43	-	109	-

	33,264	1,218	20,025	1,638	28,340	888

-	Revenues were attributed to countries based on the customer’s location.

-	Property and equipment were classified based on geographic areas in which such property and equipment items are held.

c.	Summary of revenues from external customers based on products and services:

	Year ended December 31,
	2017	2016	2015
	$	$	$

Raw materials and equipment	6,296	3,353	9,427
Electronic monitoring	5,535	4,437	-
Treatment programs	3,906	4,530	-
Maintenance, royalties and project management	17,527	7,705	18,913

	33,264	20,025	28,340

d.	Major customer data as a percentage of total sales:

	Year ended December 31,
	2017	2016	2015

Customer A	4%	6%	17%
Customer B	11%	5%	30%
Customer C	10%	13%	30%
Customer D	-	-	3%
Customer E	-	-	9%
Customer F	4%	8%	5%
Customer G	21%	-	-